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[SIMPSON THACHER & BARTLETT LLP LETTERHEAD]

              May 1, 2006

VIA DHL AND EDGAR

  Re:
  Mueller Water Products, Inc.—Registration Statement on
  Form S-1, File No.: 333-131536 (the "Registration Statement")

Pamela A. Long
Lesli Sheppard
Craig Slivka
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 7010
100 F Street, N.E.
Washington D.C. 20549

Dear Ms. Long, Ms. Sheppard and Mr. Slivka:

        On behalf of Mueller Water Products, Inc. (the "Registrant"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated April 21, 2006 (the "comment letter") relating to Amendment No. 1 to the Registration Statement, as filed by the Registrant on March 31, 2006. The Registrant has also revised the Registration Statement in response to the Staff's comments and is filing concurrently with this letter Amendment No. 2 to the Registration Statement ("Amendment No. 2"), which reflects these revisions and generally updates financial and other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 2.

Form S-1

General

1.
Please disclose all the omitted information in your document. Please note that we may have additional substantive comments once you have completed the missing information.

  The Registrant has included additional information that the Registrant is not entitled to omit under Rule 430A in, and has filed several additional exhibits (including a form of underwriting agreement) with, Amendment No. 2. In addition, the Registrant respectfully advises the Staff that the Registrant expects to include the remaining information that the Registrant is not entitled to omit under Rule 430A in, and to file the remaining exhibits with, the next pre-effective amendment to the Registration Statement.

Prospectus Summary, page 1

2.
We note your response to comment 7 of our March 2, 2006 letter that your market position information is based on management's estimates. However, please specify the measures used by management to determine the market position presented in the chart. Please specify what management estimated.

  The Registrant respectfully advises the Staff that data relating to the Registrant's market position presented in the Registration Statement was generated based on the management's estimates of the overall market size and of the market share of the Registrant's principal competitors for the relevant product lines. Where available, the management's estimates were based on data provided by third parties, including trade associations, distributors and customers. In other instances, the estimates were based upon internal analysis prepared by the Registrant's employees and management based on their expertise and knowledge of the industry. In addition, the Registrant has revised its disclosure on pages 2 and 98 in response to the Staff's comment.

Relationship with Walter Industries, page 9

3.
Please avoid using embedded lists of information in your disclosures. For example, revise the third and fourth sentences to break out this information into bullet points.

  The Registrant has revised its disclosure on pages 9 and 136 to break out the above-referenced information into bullet points.

4.
In the second full paragraph, please briefly describe the allocation of business opportunities.

  The Registrant has revised its disclosure on pages 9 and 136 to describe the allocation of business opportunities.

Risk Factors, page 21

5.
We note your response to comment 13 of our letter dated March 2, 2006. Please revise to also avoid the term "adversely impacted" in the subheading of your last risk factor on page 22.

  The Registrant has revised its disclosure on page 22 in response to the Staff's comment.

Environmental, health and safety laws..., page 27

6.
In the third paragraph, you repeat much of the information disclosed in the preceding risk factor concerning Tyco's indemnification. Please revise to eliminate repetition.

  The Registrant has removed repetitive information concerning Tyco's indemnification on page 27 in response to the Staff's comment.

Compliance with internal control reporting..., page 29

7.
Please delete the last paragraph added to this section as it duplicates the following risk factor

  The Registrant has deleted the last paragraph of the above-referenced risk factor on page 29 in response to the Staff's comment.

Debt Service, page 87

8.
Please disclose the actual financial covenant leverage ratios and minimum coverage of interest expense for the 2005 Mueller Credit Facility.

  The Registrant has revised its disclosure on pages 88 and 148 to include the specific financial covenant leverage ratios and minimum coverage of interest expense for the 2005 Mueller Credit Facility.

Description of Certain Indebtedness, page 144

9.
In the italicized paragraph that precedes this section, please delete the language that your description is "qualified in its entirety by reference." Rule 411(a) of Regulation C under the Securities Act allows qualification of information inside the prospectus by reference to information outside the prospectus only to the extent that the form explicitly permits it or where the form requires a summary of the document. Please make similar revisions on page 121 in the first paragraph under "2006 Stock Incentive Plan," page 125 in the first paragraph under "2006 Employee Stock Purchase Plan," page 127 in the first paragraph under "Section 162(m) Incentive Compensation Plan," and page 137 in the first paragraph under "General" in your "Description of Capital Stock."

  The Registrant has revised its disclosure on pages 122, 126-127, 129, 140 and 147 in response to the Staff's comment.

Unaudited Pro Forma Condensed Combined Financial Statements, page 42

Note 2—Acquisition, page 45

10.
Please revise your disclosure to include the amount of the fair value adjustment for the debt assumed at October 3, 2005.

  The Registrant has revised its disclosure on page 47 to include the amount of the fair value adjustment for the debt assumed at October 3, 2005 in response to the Staff's comment.

Note 4—Pro Forma Adjustments, page 48

Adjustment (b)

11.
Please explain to us why you are removing $3.1 million of seller transaction expenses.

  The Registrant respectfully advises the Staff that the $3.1 million of seller transaction expenses were removed because these expenses represent one-time costs (primarily legal and other professional fees) incurred solely in connection with the sale of Mueller Water to Walter Industries.

Adjustment (c)

12.
Please tell us what interest rate you used to derive pro forma interest expense for the 2005 Mueller Credit Agreement.

  The Registrant respectfully advises the Staff that it used the interest rate of 6.3% to derive pro forma interest expense for the 2005 Mueller Credit Agreement, which was the rate as of the transaction date.

13.
Please tell us whether your adjustment reflects the elimination of interest expense related to both the 2004 Mueller Credit Agreement and the second priority senior secured floating rate notes, both of which were retired by use of the proceeds of the 2005 Mueller Credit Agreement.

  The Registrant respectfully advises the Staff that the above-referenced adjustment reflects the elimination of interest expense related to both the 2004 Mueller Credit Agreement and the second priority senior secured floating rate notes.

Pro Forma Adjustment (f)

14.
Please tell us why you have eliminated the amortization of the inventory fair value adjustment of $58.4 million.

  The Registrant respectfully advises the Staff that in the pro forma income statement for the period ending December 31, 2005, the Registrant excluded the effect of recognizing the income statement impact of the step up of inventory to fair market value of $58.4 million, which was realized when the inventory was sold during the quarter ended December 31, 2005. It is the Registrant's understanding that, in the Staff's view, a material nonrecurring charge such as this, which resulted directly from the transaction and was included in the operating results of the Registrant within 12 months following the transaction, should not be included in the pro forma income statement but rather should be disclosed in a note that (i) indicates the nature of such charge and (ii) discloses that that the charge has been excluded from the pro forma income statement. Accordingly, the Registrant believes that its disclosure in the pro forma adjustment (f) is appropriate and consistent with the Staff's guidance.

Adjustment (g)

15.
We note that you have reflected the tax effect of your pro forma adjustments using rates other than the statutory rate. The tax effect on your adjustments should be calculated with respect to the statutory rate in effect during the period presented in your pro forma statement of operations. In this regard, please revise your pro forma statement of operations to tax effect your adjustments at the statutory rate or tell us why you used rates other than the statutory rates. In addition, please tell us how you determined your statutory rate to be 40% in adjustment (d).

  The Registrant respectfully advises the Staff that its statutory tax rate of 40% was determined based on a statutory Federal tax rate of 35% plus an average statutory state tax rate of 5%. Furthermore, the Registrant's pro forma adjustments have been tax effected at the statutory tax rate of 40%. However, in addition to the effect of the pre-tax pro forma adjustments at a tax rate of 40%, the Registrant has included a pro forma adjustment on the tax line to derive the estimated effective tax rate expected after giving effect for the transactions and the offering. The example illustrates this calculation using the six months ended March 31, 2006 actual financial results and pro forma adjustments (the Company plans to file an amendment incorporating the March 31, 2006 financial information):

Mueller Water Products, Inc.

($ in millions)	Actual for the six months ended 3/31/2006	Pro Forma Adjustments for Transactions and Offering	Pro Forma As Adjusted for Offering
Income before income taxes	$(74.3)	$87.3	$13.0
Income tax expense	(23.7)	34.9	11.2

Net income	$(50.6)	$52.4	$1.8

Calculated effective tax rate:	31.9%	40.0%
Calculated Effective Tax Rate of the "Pro Forma As Adjusted for Offering"			86.4%
($in millions)	Actual for the six months ended 3/31/2006	Pro Forma Adjustments for Transactions and Offering	Add'l Tax Adjustment for Expected ETR	Pro Forma As Adjusted for Offering
Income before income taxes	$(74.3)	$87.3		$13.0
Income tax expense		34.9		34.9
Income tax expense	(23.7)		(5.7)	(29.4)

Net income	$(50.6)	$58.1		$18.5

Calculated effective tax rate:	31.9%	40.0%
Calculated Effective Tax Rate of the "Pro Forma As Adjusted for Offering"				42.4%

        As illustrated above, the Registrant believes that excluding the additional adjustment of $5.7 million for the expected effective tax rate could be misleading. The Registrant does not expect an effective tax rate of 86.4% subsequent to the transactions and the offering. Accordingly, the Registrant respectfully submits to the Staff that the Registrant's believes that its methodology, which was applied to the December 31, 2005 pro formas and which the Registrant plans to apply to the March 31, 2006 pro formas, is reasonable and appropriate as applied to the specific facts and circumstances.

        In addition, the Registrant had revised its disclosure on pages 43 and 48 to describe the Registrant's effective tax rate and the reasons for using rates other than the statutory rate in response to the Staff's comment.

Form 10-Q/A for the Fiscal Quarter Ended December 31, 2005

Note 15—Commitments and Contingencies, page 24

16.
We have read your response to prior comment 61 and note your revisions to note 15. With respect to the putative class action lawsuit alleging property damage and personal injury related to the environmental matter at the Anniston, Alabama site; please explain to us why you have "not yet formed a view with respect to the probability of liability".

  The Registrant respectfully advises the Staff that above-referenced matter remains in early stages of litigation. No substantive discovery has taken place yet. In addition, the Registrant believes that both procedural and substantive defenses would be available to the Registrant should this class action proceed. Accordingly, the Registrant believes that, at this stage, there is no reasonable factual and procedural basis for the Registrant's management to form a view as to the extent or likelihood of the Registrant's potential liability.

  The Registrant respectfully advises the Staff that due to the differences in format of the disclosure in the Registration Statement and Form 10-Q for the fiscal quarter ended December 31, 2005, the conforming changes to the Form 10-Q would be relatively minor and primarily of a clarifying nature. In addition, by the time the Registration Statement is declared effective, the fiscal quarter ending March 31, 2006 will be completed. Accordingly, the Registrant respectfully requests the Staff's permission not to amend its Form 10-Q for the fiscal quarter ended December 31, 2005, but rather to include the disclosure revised in response to the Staff's comment 16 in its Form 10-Q for the fiscal quarter ending March 31, 2006.

  In addition, the Registrant has revised its disclosure on pages 116 and F-30 in response to the Staff's comment.

* * * * * * *

        Please call me (212-455-3125) or Igor Fert (212-455-2255) of my firm if you wish to discuss our responses to the comment letter.

Very truly yours,
/s/ VINCENT PAGANO JR. Vincent Pagano Jr.

QuickLinks

Form S-1
Form 10-Q/A for the Fiscal Quarter Ended December 31, 2005